advance billings and customer deposits (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
advance billings and customer deposits
Advance billings	$ 820	$ 718
Deferred customer activation and connection fees	3	3
Customer deposits	15	15
Contract liabilities	838	736
Other	201	235
Total	$ 1,039	$ 971